Significant Accounting Policies - Schedule of Relevant Exchange Rates (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Foreign Currency Translation [Abstract]
Period Ended RMB: USD exchange rate	6.9931	7.2993	7.0999
Period Average RMB: USD exchange rate	7.1875	7.1957	7.0809